Income taxes (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 32,358,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	30,752,000
SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 1,603,000
CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		3,000
Two Thousand Twenty Four [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,251,000
Two Thousand Twenty Four [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,251,000
Two Thousand Twenty Five [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,304,000
Two Thousand Twenty Five [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,304,000
Two Thousand Twenty Six [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,532,000
Two Thousand Twenty Six [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,532,000
Two Thousand Twenty Seven [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,480,000
Two Thousand Twenty Seven [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,480,000
Two Thousand Twenty Eight [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,600,000
Two Thousand Twenty Eight [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,600,000
Two Thousand Twenty Nine [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,723,000
Two Thousand Twenty Nine [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,723,000
Two Thousand Thirty [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	823,000
Two Thousand Thirty [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	823,000
Two Thousand Thirty One [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,747,000
Two Thousand Thirty One [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,747,000
Two Thousand Thirty Two [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,638,000
Two Thousand Thirty Two [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,638,000
Two Thousand Thirty Three [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,403,000
Two Thousand Thirty Three [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,403,000
Two Thousand Thirty Four [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,595,000
Two Thousand Thirty Four [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,595,000
Two Thousand Thirty Five [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,619,000
Two Thousand Thirty Five [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,619,000
Two Thousand Thirty Six [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,171,000
Two Thousand Thirty Six [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,171,000
Two Thousand Thirty Seven [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	928,000
Two Thousand Thirty Seven [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	928,000
Two Thousand Forty One [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	174,000
Two Thousand Forty One [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards
Two Thousand Forty One [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		174,000
Two Thousand Forty Two [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	516,000
Two Thousand Forty Two [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards
Two Thousand Forty Two [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		513,000
Two Thousand Forty Two [Member] | CANADA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		3,000
Two Thousand Forty Three [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	916,000
Two Thousand Forty Three [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards
Two Thousand Forty Three [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		916,000
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	9,938,000
Indefinite [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 9,938,000
Indefinite [Member] | SINGAPORE
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards